UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21460

Pioneer Series Trust II
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Select Mid Cap Growth Fund

NQ | August 31, 2018

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 99.4% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.9%
	Auto Parts & Equipment - 0.9%
190,339	Aptiv Plc	$16,751,735
	Total Automobiles & Components	$16,751,735
	BANKS - 0.9%
	Regional Banks - 0.9%
54,311(a)	SVB Financial Group	$17,528,875
	Total Banks	$17,528,875
	CAPITAL GOODS - 10.6%
	Aerospace & Defense - 1.5%
62,780	L3 Technologies, Inc.	$13,417,341
221,759	Textron, Inc.	15,308,024
		$28,725,365
	Building Products - 1.7%
308,651	Fortune Brands Home & Security, Inc.	$16,352,330
294,877	Owens Corning	16,695,936
		$33,048,266
	Construction & Engineering - 0.4%
163,255(a)	MasTec, Inc.	$7,150,569
	Heavy Electrical Equipment - 0.5%
376,40(a)	TPI Composites, Inc.	$10,550,576
	Industrial Conglomerates - 1.1%
70,797	Roper Technologies, Inc.	$21,123,701
	Industrial Macinery - 4.9%
320,949	Albany International Corp., Class A	$24,761,215
323,763	Fortive Corp.	27,189,617
354,745(a)	Gardner Denver Holdings, Inc.	9,918,670
67,599	Stanley Black & Decker, Inc.	9,499,687
310,115	Xylem, Inc.	23,540,830
		$94,910,019
	Trading Companies & Distributors - 0.5%
60,747(a)	United Rentals, Inc.	$9,468,635
	Total Capital Goods	$204,977,131
	COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
	Environmental & Facilities Services - 1.2%
292,602	Waste Connections, Inc.	$23,229,673
	Research & Consulting Services - 1.3%
209,540(a)	Verisk Analytics, Inc., Class A	$24,954,118
	Total Commercial & Professional Services	$48,183,791
	CONSUMER DURABLES & APPAREL - 1.2%
	Apparel, Accessories & Luxury Goods - 0.5%
70,561	PVH Corp.	$10,101,513
	Footwear - 0.7%
473,168(a)	Skechers U.S.A., Inc., Class A	$13,948,992
	Total Consumer Durables & Apparel	$24,050,505
	CONSUMER SERVICES - 5.8%
	Education Services - 0.8%
126,000(a)	Grand Canyon Education, Inc.	$15,011,640
	Hotels, Resorts & Cruise Lines - 0.5%
141,424	Hilton Worldwide Holdings, Inc.	$10,977,331
	Leisure Facilities - 1.0%
201,517(a)	Planet Fitness, Inc., Class A	$10,351,928
137,474	Six Flags Entertainment Corp.	9,286,369
		$19,638,297
	Restaurants - 2.1%
263,062	Brinker International, Inc.	$11,648,385
20,787(a)	Chipotle Mexican Grill, Inc., Class A	9,877,566
116,646(a)	Dave & Buster's Entertainment, Inc.	6,785,298
308,126	Yum China Holdings, Inc.	11,918,314
		$40,229,563
	Specialized Consumer Services - 1.4%
310,7189(a)	ServiceMaster Global Holdings, Inc.	$18,726,974
115,693(a)	Weight Watchers International, Inc.	8,665,406
		$27,392,380
	Total Consumer Services	$113,249,211
	DIVERSIFIED FINANCIALS - 3.7%
	Financial Exchanges & Data - 1.5%
61,529	MarketAxess Holdings, Inc.	$11,679,435
96,546	MSCI, Inc., Class A	17,403,382
		$29,082,817
	Investment Banking & Brokerage - 0.4%
138,717	TD Ameritrade Holding Corp.	$8,124,655
	Other Diversified Financial Services - 0.9%
360,733	Voya Financial, Inc.	$18,061,901
Shares		Value
	Specialized Finance - 0.9%
80,756	S&P Global, Inc.	$16,720,530
	Total Diversified Financials	$71,989,903
	ENERGY - 3.1%
	Oil & Gas Equipment & Services - 1.1%
613,206(a)	Cactus, Inc., Class A	$20,959,381
	Oil & Gas Exploration & Production - 1.3%
103,169	Andeavor	$15,763,192
383,753	Cabot Oil & Gas Corp.	9,144,834
		$24,908,026
	Oil & Gas Refining & Marketing - 0.7%
248,880	Delek US Holdings, Inc.	$13,563,960
	Total Energy	$59,431,367
	FOOD, BEVERAGE & TOBACCO - 2.1%
	Distillers & Vinters - 0.5%
47,769	Constellation Brands, Inc., Class A	$9,945,506
	Packaged Foods & Meats - 1.1%
1,011,601(a)	Nomad Foods, Ltd.	$21,091,881
	Soft Drinks - 0.5%
145,614(a)	Monster Beverage Corp.	$8,866,436
	Total Food, Beverage & Tobacco	$39,903,823
	HEALTH CARE EQUIPMENT & SERVICES - 12.2%
	Health Care Equipment - 3.9%
49,352(a)	ABIOMED, Inc.	$20,065,536
343,944(a)	Boston Scientific Corp.	12,230,649
83,256(a)	DexCom, Inc.	12,020,501
76,0519(a)	Inogen, Inc.	20,146,670
77,593(a)	Penumbra, Inc.	10,773,788
		$75,237,144
	Health Care Services - 1.8%
116,4209(a)	Amedisys, Inc.	$14,553,664
253,135(a)	Teladoc Health, Inc.	19,630,619
		$34,184,283
	Health Care Supplies - 1.8%
92,147(a)	Align Technology, Inc.	$35,613,894
	Health Care Technology - 1.0%
187,910(a)	Veeva Systems, Inc., Class A	$19,610,288
	Managed Health Care - 3.7%
240,455(a)	Centene Corp.	$35,221,848
37,506	Humana, Inc.	12,499,250
76,787(a)	WellCare Health Plans, Inc.	23,233,443
		$70,954,541
	Total Health Care Equipment & Services	$235,600,150
	INSURANCE - 1.2%
	Insurance Brokers - 0.7%
89,290	Aon Plc	$12,997,052
	Property & Casualty Insurance - 0.5%
250,184	Fidelity National Financial, Inc.	$10,032,379
	Total Insurance	$23,029,431
	MATERIALS - 3.0%
	Construction Materials - 0.4%
79,181	Vulcan Materials Co.	$8,773,255
	Fertilizers & Agricultural Chemicals - 1.0%
275,589	CF Industries Holdings, Inc.	$14,316,849
151,052	Mosaic Co.	4,723,396
		$19,040,245
	Metal & Glass Containers - 0.4%
162,995	CCL Industries, Inc., Class B	$7,856,701
	Paper Packaging - 1.2%
110,319	Avery Dennison Corp.	$11,603,352
107,248	Packaging Corp. of America	11,788,700
		$23,392,052
	Total Materials	$59,062,253
	MEDIA - 2.0%
	Broadcasting - 0.5%
134,503	Nexstar Media Group, Inc., Class A	$11,029,246
	Movies & Entertainment - 1.5%
576,557(a)	Live Nation Entertainment, Inc.	$28,643,352
	Total Media	$39,672,598
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
	Biotechnology - 5.0%
105,391(a)	Alnylam Pharmaceuticals, Inc.	$12,928,314
235,701(a)	Esperion Therapeutics, Inc.	11,664,842
253,614(a)	Exact Sciences Corp.	18,993,152
215,725(a)	FibroGen, Inc.	13,191,584
68,761(a)	Loxo Oncology, Inc.	11,619,234
96,043(a)	Sage Therapeutics, Inc.	15,776,023
Shares		Value
	Biotechnology - (continued)
95,9899(a)	Sarepta Therapeutics, Inc.	$13,250,322
		$97,423,471
	Life Sciences Tools & Services - 1.1%
58,129(a)	Illumina, Inc.	$20,625,913
	Pharmaceuticals - 0.7%
210,367(a)	Nektar Therapeutics, Class A	$13,987,302
	Total Pharmaceuticals, Biotechnology & Life Sciences	$132,036,686
	REAL ESTATE - 0.9%
	Office REIT - 0.5%
64,278	Jones Lang LaSalle, Inc.	$9,803,681
	Specialized REIT - 0.4%
57,675(a)	SBA Communications Corp., Class A	$8,952,890
	Total Real Estate	$18,756,571
	RETAILING - 6.7%
	Apparel Retail - 2.3%
77,324(a)	Burlington Stores, Inc.	$13,004,350
330,519	Ross Stores, Inc.	31,657,110
		$44,661,460
	Automotive Retail - 0.9%
52,426(a)	O'Reilly Automotive, Inc.	$17,584,729
	General Merchandise Stores - 1.5%
347,4259(a)	Dollar Tree, Inc.	$27,971,187
	Internet Retail - 0.6%
93,213	Expedia Group, Inc.	$12,164,296
	Specialty Stores - 1.4%
150,278	Tractor Supply Co.	$13,266,542
55,674(a)	Ulta Beauty, Inc.	14,475,240
		$27,741,782
	Total Retailing	$130,123,454
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
	Semiconductors - 6.8%
845,894(a)	Advanced Micro Devices, Inc.	$21,291,152
220,367	Analog Devices, Inc.	21,783,278
1,111,262	Cypress Semiconductor Corp.	19,124,819
103,812	Microchip Technology, Inc.	8,930,946
565,596(a)	Micron Technology, Inc.	29,705,102
749,765(a)	ON Semiconductor Corp.	15,999,985
178,778	Xilinx, Inc.	13,914,292
	Total Semiconductors & Semiconductor Equipment	$130,749,574
	SOFTWARE & SERVICES - 22.7%
	Application Software - 7.8%
71,799	Blackbaud, Inc.	$7,508,021
110,661	Intuit, Inc.	24,286,770
146,271(a)	PTC, Inc.	14,618,324
365,713(a)	RealPage, Inc.	22,820,491
175,021(a)	Splunk, Inc.	22,428,941
453,716	SS&C Technologies Holdings, Inc.	26,923,507
199,7049(a)	Synopsys, Inc.	20,397,767
172,301(a)	Zendesk, Inc.	11,869,816
		$150,853,637
	Data Processing & Outsourced Services - 5.6%
176,364(a)	Black Knight, Inc.	$9,417,838
246,675	Fidelity National Information Services, Inc.	26,682,835
66,442(a)	FleetCor Technologies, Inc.	14,201,313
325,286	Total System Services, Inc.	31,598,282
265,745(a)	Worldpay, Inc., Class A	25,880,905
		$107,781,173
	Internet Software & Services - 3.2%
36,444(a)	CoStar Group, Inc.	$16,114,079
573,203(a)	Hortonworks, Inc.	12,793,891
170,193(a)	IAC/InterActiveCorp	33,562,060
		$62,470,030
	IT Consulting & Other Services - 3.2%
264,184	DXC Technology Co.	$24,064,521
106,996(a)	EPAM Systems, Inc.	15,292,938
65,625(a)	Gartner, Inc.	9,828,000
574,165	Perspecta, Inc.	13,355,078
		$62,540,537
	Systems Software - 2.9%
95,7799(a)	Red Hat, Inc.	$14,149,432
141,501(a)	ServiceNow, Inc.	27,785,136
118,736(a)	Tableau Software, Inc., Class A	13,281,809
		$55,216,377
	Total Software & Services	$438,861,754
	TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
	Communications Equipment - 1.8%
90,937	Harris Corp.	$14,778,172
Shares		Value
	Communications Equipment - (continued)
88,541(a)	Palo Alto Networks, Inc.	$20,466,252
		$35,244,424
	Technology Distributors - 1.2%
272,252	CDW Corp.	$23,838,385
	Technology Hardware, Storage & Peripherals - 1.7%
164,711	NetApp, Inc.	$14,298,562
644,166(a)	Pure Storage, Inc., Class A	17,289,416
		$31,587,978
	Total Technology Hardware & Equipment	$90,670,787
	TRANSPORTATION - 1.6%
	Air Freight & Logistics - 1.6%
282,197(a)	XPO Logistics, Inc.	$30,053,981
	Total Transportation	$30,053,981
	TOTAL COMMON STOCKS
	(Cost $1,412,047,393)	$1,924,683,580
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $1,412,047,393)	$1,924,683,580
	OTHER ASSETS AND LIABILITIES - 0.6%	$10,751,321
	NET ASSETS - 100.0%	$1,935,434,901

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,924,683,580	$–	$–	$1,924,683,580
Total Investments in Securities	$1,924,683,580	$–	$–	$1,924,683,580

For the nine months ended August 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date October 29, 2018

* Print the name and title of each signing officer under his or her signature.